ACCOUNTS RECEIVABLE, NET - Summary of Accounts receivable and the related allowance for doubtful accounts (Details)	Dec. 31, 2024 USD ($)
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 1,652,243
Less: allowance for accounts receivable	(6,725)
Accounts receivable, net	$ 1,645,518